STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 10, 2025	May 31, 2024	Apr. 30, 2024	Jan. 31, 2023	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, unrecognized compensation cost					$ 18.6
Restricted stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)					1,191,011
Vested (in shares)					741,789
Granted (in dollars per share)					$ 5.34
Restricted stock, unrecognized compensation cost					$ 6.3
Compensation cost, weighted average service period (in years)					1 year 7 months 6 days
Restricted stock | Non-employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares)			15,040
Restricted stock | Long-Term Incentive Awards | Non-employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)			48,880
Restricted stock | Long-Term Incentive Awards | Non-employee | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.33%
Restricted stock | Long-Term Incentive Awards | Non-employee | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.33%
Restricted stock | Long-Term Incentive Awards | Non-employee | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.33%
Restricted stock | Long-Term Incentive Awards | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		662,634
Restricted stock | Long-Term Incentive Awards | Employees | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.33%
Restricted stock | Long-Term Incentive Awards | Employees | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.33%
Restricted stock | Long-Term Incentive Awards | Employees | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.33%
Restricted stock | Long-Term Incentive Awards | Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		312,830
Restricted stock | Long-Term Incentive Awards | Forecast | Non-employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares)	33,840
Employee Stock | 2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance					23,023,952
Annual increase in shares issued under plan, anniversary period					10 years
Percentage in shares available for issuance						3.00%
Shares remaining available for future issuance (in shares)					7,795,605
SGI 2025 Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				2,290,000
Maximum allocated target share units, percent				200.00%
Granted (in dollars per share)				$ 8.88
Post vesting holding period (in years)				1 year
SGI 2027 Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)			166,667
Maximum allocated target share units, percent			200.00%
Granted (in dollars per share)			$ 6.48
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost, weighted average service period (in years)					4 years